Capital Management (Details) $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Capital Management [Abstract]
Borrowings	$ 1,970.2	$ 2,259.6	$ 2,905.1
Adjusted working capital deficiency	201.6	93.4
Unrealized foreign exchange on translation of US dollar long-term debt	(166.8)	(203.8)
Net debt	2,005.0	2,149.2
Shareholders’ equity	5,405.3	2,822.8	$ 5,342.7
Total capitalization	$ 7,410.3	$ 4,972.0
Net debt to adjusted cash flow from operations ratio	1.4	2.5